Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000145852
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Current Global Dividend Fund - Institutional Class
Accumulated Value	$ 100,000		$ 117,225	$ 131,627	$ 129,882	$ 129,449	$ 161,106	$ 180,294	$ 176,168	$ 203,845	$ 241,999	$ 317,527
C000164234
Account Value [Line Items]
Line Graph and Table Measure Name		Marshfield Concentrated Opportunity Fund
Accumulated Value	10,000		12,943	15,505	17,763	19,975	24,944	27,032	30,721	38,713	43,362	46,283
C000179800
Account Value [Line Items]
Line Graph and Table Measure Name		Meehan Focus Fund
Accumulated Value	10,000		12,381	14,439	14,517	15,710	21,944	26,040	23,826	32,928	38,110	47,269
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	100,000		121,263	142,312	142,920	149,544	193,427	214,211	198,501	248,044	286,803	347,987
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
MSCI World High Dividend Yield Index Net TR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Accumulated Value	100,000		117,415	130,935	133,766	133,631	151,122	171,594	165,786	184,551	209,952	258,274
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 12,832	$ 13,939	$ 14,312	$ 14,985	$ 17,971	$ 20,879	$ 21,186	$ 25,781	$ 28,943	$ 33,234